Operating Segments (Operating Income-Loss by Geographical Location of the Assets) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Operating income		$ 202	$ 756	$ 1,519
Israel [Member]
Disclosure of geographical areas [Line Items]
Operating income	[1]	105	578	526
Europe [Member]
Disclosure of geographical areas [Line Items]
Operating income	[2]	(50)	32	834
Asia [Member]
Disclosure of geographical areas [Line Items]
Operating income		64	59	52
North America [Member]
Disclosure of geographical areas [Line Items]
Operating income		47	61	74
Others [Member]
Disclosure of geographical areas [Line Items]
Operating income		39	22	29
Intercompany eliminations [Member]
Disclosure of geographical areas [Line Items]
Operating income		$ (3)	$ 4	$ 4

[1]	Israel operating income for 2020 includes a loss of $274 million resulting from impairments and the initiation of efficiency initiatives and measures. For further information, see Note 1B.
[2]	Europe operating income for 2018 includes a gain of $841 million related to the divestiture of businesses.